Trade payables and other current liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Trade payables and other current liabilities [Abstract]
Trade accounts payable	$ 85,115	$ 77,266
Accruals on Spanish market prices differences (Note 17)	12,194	12,475
Down payments from clients and other deferred income	14,875	16,905
Other accounts payable	32,609	35,067
Total	$ 144,793	$ 141,713